Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.50%
Innovator U.S. Equity Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Innovator U.S. Equity Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $587.00 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Innovator U.S. Equity Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $744.13 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)